Expense Example {- Fidelity Advisor® Consumer Discretionary Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Consumer Discretionary Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Consumer Discretionary Fund-Class A
Expense Example:
1 year	$ 678
3 years	896
5 years	1,131
10 years	1,806
Fidelity Advisor Consumer Discretionary Fund-Class M
Expense Example:
1 year	482
3 years	760
5 years	1,058
10 years	1,906
Fidelity Advisor Consumer Discretionary Fund-Class C
Expense Example:
1 year	285
3 years	573
5 years	985
10 years	2,137
Fidelity Advisor Consumer Discretionary Fund - Class I
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
Class Z
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	$ 822